Description of Plan - Additional Information (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Description, Available [true false]	true
Percentage of eligible participants automatically enrolled in plan	3.00%
Percentage increase per year of participant's pre-tax elective deferrals	1.00%
Age before end of plan year eligible to make catch-up contributions	50 years
Discretionary employer contributions	0.00%
Retirement age	62 years
Age requirement for penalty free distribution	59 years 6 months
Participant deferrals and repayments on notes receivable		$ 52
Maximum
EBP, Description of Plan [Line Items]
Percentage increase per year of participant's pre-tax elective deferrals	6.00%
Percentage of base compensation upto which participant can contribute	75.00%
Safe Harbor Basic Matching Contributions | 4% of Eligible Compensation
EBP, Description of Plan [Line Items]
Participants' contributions	100.00%
Safe Harbor Basic Matching Contributions | 2% of Eligible Compensation
EBP, Description of Plan [Line Items]
Participants' contributions	50.00%
Eligible compensation	2.00%
Safe Harbor Basic Matching Contributions | Maximum | 4% of Eligible Compensation
EBP, Description of Plan [Line Items]
Eligible compensation	4.00%
Match True-Up Contribution | 4% of Eligible Compensation
EBP, Description of Plan [Line Items]
Participants' contributions	100.00%
Match True-Up Contribution | 2% of Eligible Compensation
EBP, Description of Plan [Line Items]
Participants' contributions	50.00%
Eligible compensation	2.00%
Match True-Up Contribution | Maximum | 4% of Eligible Compensation
EBP, Description of Plan [Line Items]
Eligible compensation	4.00%